UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (4.0%)

Airbus Group SE (France)		1,157	$69,977

General Dynamics Corp.		3,708	575,333

L-3 Communications Holdings, Inc.		1,318	198,662

Northrop Grumman Corp.		3,025	647,199

Raytheon Co.		702	95,563

Rockwell Collins, Inc.(S)		1,198	101,039

Triumph Group, Inc.		1,655	46,141

United Technologies Corp.		1,259	127,914

			1,861,828
Air freight and logistics (0.5%)

United Parcel Service, Inc. Class B		1,980	216,533

			216,533
Airlines (0.3%)

American Airlines Group, Inc.		1,613	59,052

Southwest Airlines Co.		2,035	79,141

			138,193
Auto components (1.5%)

Johnson Controls International (JCI) PLC		14,826	689,854

			689,854
Banks (5.0%)

Bank of America Corp.		35,041	548,392

JPMorgan Chase & Co.		11,518	766,984

KeyCorp		19,082	232,228

Wells Fargo & Co.		17,287	765,468

			2,313,072
Beverages (3.4%)

Coca-Cola Co. (The)		1,666	70,505

Dr. Pepper Snapple Group, Inc.		2,677	244,437

Molson Coors Brewing Co. Class B		1,836	201,593

Monster Beverage Corp.(NON)		654	96,014

PepsiCo, Inc.		8,836	961,092

			1,573,641
Biotechnology (3.8%)

Amgen, Inc.		2,489	415,190

Biogen, Inc.(NON)		1,160	363,115

Celgene Corp.(NON)		4,537	474,253

Gilead Sciences, Inc.		6,309	499,168

			1,751,726
Building products (0.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)		872	32,883

			32,883
Capital markets (3.0%)

AllianceBernstein Holding LP		6,328	144,278

Ameriprise Financial, Inc.		1,381	137,782

Charles Schwab Corp. (The)		12,839	405,327

Goldman Sachs Group, Inc. (The)		2,325	374,953

Invesco, Ltd.		3,366	105,255

KKR & Co. LP		16,932	241,450

			1,409,045
Chemicals (2.7%)

Air Products & Chemicals, Inc.		599	90,054

Albemarle Corp.		927	79,249

Axalta Coating Systems, Ltd.(NON)		2,521	71,269

Dow Chemical Co. (The)		1,754	90,910

E.I. du Pont de Nemours & Co.		1,371	91,816

Ingevity Corp.(NON)		238	10,972

LANXESS AG (Germany)		938	58,270

Monsanto Co.		1,710	174,762

PPG Industries, Inc.		932	96,332

Praxair, Inc.		500	60,415

Sherwin-Williams Co. (The)		1,242	343,612

Sociedad Quimica y Minera de Chile SA ADR (Chile)		775	20,848

W.R. Grace & Co.		272	20,074

Yara International ASA (Norway)		613	20,365

			1,228,948
Commercial services and supplies (0.5%)

Rollins, Inc.		5,778	169,180

Stericycle, Inc.(NON)		593	47,523

			216,703
Communications equipment (0.4%)

Cisco Systems, Inc.		6,044	191,716

			191,716
Construction materials (0.1%)

Martin Marietta Materials, Inc.		219	39,225

Vulcan Materials Co.		266	30,252

			69,477
Consumer finance (0.9%)

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(F)(RES)(NON)		8,499	21,800

Synchrony Financial		13,355	373,940

			395,740
Containers and packaging (0.5%)

Ball Corp.		1,217	99,733

RPC Group PLC (United Kingdom)		3,383	42,095

Sealed Air Corp.		1,897	86,921

			228,749
Distributors (0.1%)

LKQ Corp.(NON)		1,518	53,828

			53,828
Diversified consumer services (0.6%)

Bright Horizons Family Solutions, Inc.(NON)		1,955	130,770

Service Corp. International/US		4,855	128,852

			259,622
Diversified financial services (0.2%)

Berkshire Hathaway, Inc. Class B(NON)		160	23,115

Conyers Park Acquisition Corp. (Units)(NON)		3,870	41,603

Gores Holdings, Inc. Class A(NON)		3,533	38,156

			102,874
Diversified telecommunication services (2.5%)

AT&T, Inc.		18,501	751,326

Level 3 Communications, Inc.(NON)		4,012	186,077

Verizon Communications, Inc.		1,809	94,032

Zayo Group Holdings, Inc.(NON)		4,363	129,625

			1,161,060
Electric utilities (2.0%)

American Electric Power Co., Inc.		1,549	99,461

Edison International		1,965	141,971

Exelon Corp.		7,378	245,614

NextEra Energy, Inc.		1,941	237,423

PG&E Corp.		3,524	215,563

			940,032
Electronic equipment, instruments, and components (0.1%)

Corning, Inc.		2,624	62,058

			62,058
Energy equipment and services (0.7%)

Baker Hughes, Inc.		1,038	52,388

FMC Technologies, Inc.(NON)		2,326	69,012

Halliburton Co.		102	4,578

Schlumberger, Ltd.		2,328	183,074

			309,052
Equity real estate investment trusts (REITs) (3.3%)

American Tower Corp.		2,824	320,044

AvalonBay Communities, Inc.		707	125,733

Boston Properties, Inc.		983	133,973

Equinix, Inc.		354	127,529

Equity Lifestyle Properties, Inc.		893	68,922

Essex Property Trust, Inc.		216	48,103

Federal Realty Investment Trust		413	63,573

Gaming and Leisure Properties, Inc.		2,808	93,928

General Growth Properties		3,098	85,505

Kimco Realty Corp.		974	28,197

Pebblebrook Hotel Trust		1,023	27,212

Public Storage		490	109,339

Simon Property Group, Inc.		708	146,563

Ventas, Inc.		1,633	115,339

Vornado Realty Trust		444	44,937

			1,538,897
Food and staples retail (2.7%)

Costco Wholesale Corp.		1,941	296,022

CVS Health Corp.		3,345	297,672

Kroger Co. (The)		5,276	156,592

Wal-Mart Stores, Inc.		1,511	108,973

Walgreens Boots Alliance, Inc.		4,642	374,238

			1,233,497
Food products (1.6%)

JM Smucker Co. (The)		2,484	336,681

Kraft Heinz Co. (The)		2,779	248,748

Mead Johnson Nutrition Co.		1,659	131,078

Nomad Foods, Ltd. (United Kingdom)(NON)		3,684	43,545

			760,052
Health-care equipment and supplies (2.6%)

Abbott Laboratories		3,318	140,318

Becton Dickinson and Co.		1,197	215,137

Boston Scientific Corp.(NON)		751	17,874

C.R. Bard, Inc.		711	159,463

Cooper Cos., Inc. (The)		426	76,365

Danaher Corp.		3,242	254,140

Edwards Lifesciences Corp.(NON)		443	53,408

Intuitive Surgical, Inc.(NON)		229	165,986

Medtronic PLC		1,528	132,019

			1,214,710
Health-care providers and services (1.2%)

Aetna, Inc.		348	40,177

Cardinal Health, Inc.		1,403	109,013

Cigna Corp.		1,250	162,900

Express Scripts Holding Co.(NON)		1,193	84,142

Henry Schein, Inc.(NON)		388	63,236

Humana, Inc.		312	55,190

UnitedHealth Group, Inc.		329	46,060

			560,718
Health-care technology (—%)

Castlight Health, Inc. Class B(NON)(S)		5,142	21,391

HTG Molecular Diagnostics, Inc.(NON)		407	944

			22,335
Hotels, restaurants, and leisure (1.6%)

Chipotle Mexican Grill, Inc.(NON)(S)		218	92,323

Hilton Worldwide Holdings, Inc.		6,799	155,901

Penn National Gaming, Inc.(NON)		8,257	112,047

Restaurant Brands International LP (Units) (Canada)		10	448

Restaurant Brands International, Inc. (Canada)		1,360	60,629

Wynn Resorts, Ltd.(S)		1,250	121,775

Yum! Brands, Inc.		2,027	184,072

			727,195
Household products (1.5%)

Colgate-Palmolive Co.		5,585	414,072

Procter & Gamble Co. (The)		3,050	273,738

			687,810
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)		10,553	133,390

NRG Energy, Inc.		12,693	142,289

			275,679
Industrial conglomerates (0.8%)

Honeywell International, Inc.		2,236	260,695

Siemens AG (Germany)		904	105,816

			366,511
Insurance (3.0%)

American International Group, Inc.		6,889	408,793

Assured Guaranty, Ltd.		6,277	174,187

Chubb, Ltd.		2,240	281,456

Genworth Financial, Inc. Class A(NON)		9,611	47,671

Hartford Financial Services Group, Inc. (The)		5,970	255,635

Prudential PLC (United Kingdom)		11,628	205,954

			1,373,696
Internet and direct marketing retail (3.3%)

Amazon.com, Inc.(NON)		1,246	1,043,288

Ctrip.com International, Ltd. ADR (China)(NON)(S)		3,437	160,061

Delivery Hero Holding GmbH (acquired 6/12/15, cost $30,808) (Private) (Germany)(F)(RES)(NON)		4	27,677

Priceline Group, Inc. (The)(NON)		207	304,598

			1,535,624
Internet software and services (5.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		1,758	185,979

Alphabet, Inc. Class A(NON)		1,623	1,304,982

Apptio, Inc. Class A(NON)		1,490	32,333

Criteo SA ADR (France)(NON)		1,179	41,395

Facebook, Inc. Class A(NON)		6,577	843,632

GoDaddy, Inc. Class A(NON)(S)		1,737	59,979

Tencent Holdings, Ltd. (China)		4,050	112,218

Wix.com, Ltd. (Israel)(NON)		1,267	55,026

			2,635,544
IT Services (2.4%)

Computer Sciences Corp.		2,866	149,634

Fidelity National Information Services, Inc.		2,634	202,897

MasterCard, Inc. Class A		2,473	251,677

Visa, Inc. Class A		6,234	515,552

			1,119,760
Leisure products (0.1%)

Brunswick Corp.		1,258	61,365

			61,365
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.		3,390	159,635

Illumina, Inc.(NON)		538	97,733

			257,368
Machinery (0.5%)

KION Group AG (Germany)		996	64,468

Manitowoc Foodservice, Inc.(NON)		7,595	123,191

Pentair PLC		996	63,983

			251,642
Media (3.0%)

CBS Corp. Class B (non-voting shares)		900	49,266

Charter Communications, Inc. Class A(NON)		1,474	397,936

Comcast Corp. Class A		6,023	399,566

DISH Network Corp. Class A(NON)		995	54,506

Live Nation Entertainment, Inc.(NON)		5,903	162,214

Time Warner, Inc.		2,408	191,701

Walt Disney Co. (The)		1,454	135,018

			1,390,207
Metals and mining (0.3%)

Alcoa, Inc.		2,037	20,655

ArcelorMittal SA (France)(NON)		3,236	19,804

Barrick Gold Corp. (Canada)		775	13,733

Newmont Mining Corp.		1,395	54,810

Nucor Corp.		692	34,219

Steel Dynamics, Inc.		314	7,847

			151,068
Multi-utilities (0.3%)

Sempra Energy		1,127	120,803

			120,803
Multiline retail (0.3%)

Dollar General Corp.		2,084	145,859

			145,859
Oil, gas, and consumable fuels (6.8%)

Anadarko Petroleum Corp.		6,171	390,995

Apache Corp.		789	50,393

Cenovus Energy, Inc. (Canada)(S)		19,493	279,777

Cheniere Energy, Inc.(NON)		876	38,194

Chevron Corp.		3,316	341,283

Cimarex Energy Co.		286	38,430

Concho Resources, Inc.(NON)		382	52,468

ConocoPhillips		7,644	332,285

Devon Energy Corp.		1,265	55,799

ENI SpA (Italy)		11,514	165,817

Enterprise Products Partners LP		1,197	33,073

EOG Resources, Inc.		3,029	292,935

Exxon Mobil Corp.		63	5,499

Hess Corp.		566	30,349

Kinder Morgan, Inc.		4,574	105,797

Marathon Oil Corp.		9,036	142,859

Occidental Petroleum Corp.		1,352	98,588

Pioneer Natural Resources Co.		1,019	189,177

Range Resources Corp.		973	37,704

Rice Energy, Inc.(NON)		904	23,603

Royal Dutch Shell PLC Class A (United Kingdom)		6,531	162,023

Southwestern Energy Co.(NON)		924	12,788

Spectra Energy Corp.		1,084	46,341

Suncor Energy, Inc. (New York Stock Exchange) (Canada)		4,733	131,483

Suncor Energy, Inc. (Toronto Stock Exchange) (Canada)		3,519	97,688

Targa Resources Corp.		263	12,916

Williams Cos., Inc. (The)		1,220	37,491

			3,205,755
Paper and forest products (—%)

KapStone Paper and Packaging Corp.		1,111	21,020

			21,020
Personal products (0.6%)

Coty, Inc. Class A(S)		6,027	141,635

Edgewell Personal Care Co.(NON)		1,746	138,842

			280,477
Pharmaceuticals (4.8%)

Allergan PLC(NON)		2,337	538,234

Bristol-Myers Squibb Co.		4,090	220,533

Eli Lilly & Co.		3,546	284,602

Jazz Pharmaceuticals PLC(NON)		404	49,078

Johnson & Johnson		1,806	213,343

Merck & Co., Inc.		6,028	376,207

Mylan NV(NON)		3,589	136,813

Pfizer, Inc.		11,672	395,331

			2,214,141
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)		1,278	35,758

RE/MAX Holdings, Inc. Class A		4,069	178,141

			213,899
Road and rail (1.1%)

Union Pacific Corp.		5,112	498,573

			498,573
Semiconductors and semiconductor equipment (4.0%)

Analog Devices, Inc.		756	48,724

Applied Materials, Inc.		4,708	141,946

Broadcom, Ltd.		1,370	236,352

Micron Technology, Inc.(NON)		6,174	109,774

NVIDIA Corp.		3,882	265,995

NXP Semiconductor NV(NON)		2,264	230,951

Qorvo, Inc.(NON)		3,794	211,478

QUALCOMM, Inc.		2,035	139,398

Skyworks Solutions, Inc.		1,540	117,256

Texas Instruments, Inc.		4,781	335,531

			1,837,405
Software (4.2%)

Activision Blizzard, Inc.		429	19,005

Adobe Systems, Inc.(NON)		2,635	286,003

Electronic Arts, Inc.(NON)		2,721	232,373

Ellie Mae, Inc.(NON)		434	45,700

Everbridge, Inc.(NON)		1,519	25,610

Microsoft Corp.		19,575	1,127,520

salesforce.com, Inc.(NON)		2,388	170,336

ServiceNow, Inc.(NON)		715	56,592

			1,963,139
Specialty retail (1.9%)

Five Below, Inc.(NON)		1,621	65,310

Home Depot, Inc. (The)		3,103	399,294

O'Reilly Automotive, Inc.(NON)		604	169,186

TJX Cos., Inc. (The)		3,253	243,259

			877,049
Technology hardware, storage, and peripherals (3.8%)

Apple, Inc.		13,903	1,571,734

HP, Inc.		8,190	127,191

Western Digital Corp.		726	42,449

			1,741,374
Textiles, apparel, and luxury goods (0.9%)

Hanesbrands, Inc.		7,177	181,219

NIKE, Inc. Class B		4,056	213,548

			394,767
Tobacco (0.6%)

Philip Morris International, Inc.		2,765	268,813

			268,813
Water utilities (0.3%)

American Water Works Co., Inc.		2,105	157,538

			157,538
Wireless telecommunication services (0.5%)

T-Mobile US, Inc.(NON)		4,545	212,342

			212,342

Total common stocks (cost $40,712,146)			$45,523,266

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(F)(RES)(NON)		23	$59

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(F)(RES)(NON)		402	1,140

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(F)(RES)(NON)		584	2,675

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(F)(RES)(NON)		847	3,880

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,416) (Private)(F)(RES)(NON)		440	2,174

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(F)(RES)(NON)		950	6,566

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(F)(RES)(NON)		7,180	18,417

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(F)(RES)(NON)		9,079	23,288

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)		13,869	35,540

Total convertible preferred stocks (cost $104,155)			$93,739

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-16/$200.00	$32,858	$6,635

Total purchased options outstanding (cost $92,003)			$6,635

SHORT-TERM INVESTMENTS (3.6%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)		735,900	$735,900

Putnam Short Term Investment Fund 0.51%(AFF)		828,111	828,111

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)		110,000	110,000

Total short-term investments (cost $1,674,011)			$1,674,011

TOTAL INVESTMENTS

Total investments (cost $42,582,315)(b)			$47,297,651

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $4,980,060) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/21/16	$246,926	$252,787	$(5,861)
	Canadian Dollar	Sell	10/19/16	4,421	729	(3,692)
	Euro	Buy	12/21/16	287,151	285,109	2,042
Barclays Bank PLC
	Canadian Dollar	Buy	10/19/16	102,456	102,627	(171)
	Canadian Dollar	Sell	10/19/16	102,456	103,850	1,394
	Swiss Franc	Buy	12/21/16	138,382	136,585	1,797
Citibank, N.A.
	Canadian Dollar	Buy	10/19/16	115,644	117,248	(1,604)
	Canadian Dollar	Sell	10/19/16	115,644	115,838	194
	Euro	Sell	12/21/16	1,272,281	1,262,690	(9,591)
Credit Suisse International
	Swiss Franc	Sell	12/21/16	108,182	106,784	(1,398)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/19/16	57,936	58,728	(792)
	Canadian Dollar	Sell	10/19/16	57,936	58,030	94
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	932,399	953,964	21,565
	Canadian Dollar	Sell	10/19/16	567,472	575,319	7,847
	Euro	Buy	12/21/16	446,454	443,152	3,302
	Norwegian Krone	Buy	12/21/16	1,264	1,208	56
State Street Bank and Trust Co.
	British Pound	Buy	12/21/16	229,270	234,640	(5,370)
	Euro	Buy	12/21/16	32,920	32,672	248
	Israeli Shekel	Sell	10/19/16	142,226	138,100	(4,126)

Total						$5,934

WRITTEN OPTIONS OUTSTANDING at 9/30/16 (premiums $69,001) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-16/$195.00	$32,858	$3,498

Total			$3,498

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	156	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$(19,454)

Total		$—	$(19,454)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
OTC	Over-the-counter
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $46,335,826.
(b)	The aggregate identified cost on a tax basis is $42,779,971, resulting in gross unrealized appreciation and depreciation of $6,562,306 and $2,044,626, respectively, or net unrealized appreciation of $4,517,680.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $143,216, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC**	$1,266,075	$7,429,629	$7,959,804	$3,976	$735,900
	Putnam Short Term Investment Fund****	1,155,850	7,345,047	7,672,786	4,295	828,111
	Totals	$2,421,925	$14,774,676	$15,632,590	$8,271	$1,564,011
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $735,900, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $717,200.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $53,619 to cover certain derivative contracts and the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $49,310 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,107,693	$—	$27,677
Consumer staples	4,804,290	—	—
Energy	3,514,807	—	—
Financials	5,572,627	—	21,800
Health care	6,020,998	—	—
Industrials	3,582,866	—	—
Information technology	9,438,778	112,218	—
Materials	1,699,262	—	—
Real estate	1,752,796	—	—
Telecommunication services	1,373,402	—	—
Utilities	1,494,052	—	—
Total common stocks	45,361,571	112,218	49,477
Convertible preferred stocks	—	—	93,739
Purchased options outstanding	—	6,635	—
Short-term investments	938,111	735,900	—

Totals by level	$46,299,682	$854,753	$143,216

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,934	$—
Written options outstanding	—	(3,498)	—
Total return swap contracts	—	(19,454)	—

Totals by level	$—	$(17,018)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$38,539	$32,605
Equity contracts	6,635	22,952

Total	$45,174	$55,557

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$23,000
Written equity option contracts (contract amount)		$23,000
Forward currency contracts (contract amount)		$5,100,000
OTC total return swap contracts (notional)		$920,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	2,042	3,191	194	—	—	—	94	32,770	248	38,539
	Purchased options#	—	—	—	—	6,635	—	—	—	—	6,635

	Total Assets	$2,042	$3,191	$194	$—	$6,635	$—	$94	$32,770	$248	$45,174

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$19,454	$—	$—	$—	$19,454
	Forward currency contracts#	9,553	171	11,195	1,398	—	—	792	—	9,496	32,605
	Written options#	—	—	—	—	3,498	—	—	—	—	3,498

	Total Liabilities	$9,553	$171	$11,195	$1,398	$3,498	$19,454	$792	$—	$9,496	$55,557

	Total Financial and Derivative Net Assets	$(7,511)	$3,020	$(11,001)	$(1,398)	$3,137	$(19,454)	$(698)	$32,770	$(9,248)	$(10,383)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$32,770	$—
	Net amount	$(7,511)	$3,020	$(11,001)	$(1,398)	$3,137	$(19,454)	$(698)	$—	$(9,248)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016